DIRECT HOSPITALITY EXPENSE	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE	DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Employee compensation and benefits	$245	$510	$576
Cost of food, beverage, and retail goods sold	311	341	344
Depreciation and amortization	239	364	390
Maintenance and utilities	101	145	161
Marketing and advertising	46	79	89
Other	253	446	530
Total direct hospitality expense	$1,195	$1,885	$2,090